Prudential World Fund, Inc.

Prudential International Equity Fund

Supplement dated October 27, 2015 to the

Currently Effective Prospectus and Statement of Additional Information

Effective immediately, Vlad Shutoy will replace Ping Wang, PhD, and become a co-portfolio manager responsible for the day-to-day management of the Fund with Jacob Pozharny, PhD, Wen Jin, PhD, CFA, and John Van Belle, PhD.

To reflect this change, the Prospectus and Statement of Additional Information (“SAI”) for the Fund are hereby revised as follows:

        I.            All references to Ping Wang are hereby removed.

II.	In the section of the Prospectus entitled “Fund Summary – Management of the Fund,” the following is hereby added to the table found in this section:
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Quantitative Management Associates LLC	Vlad Shutoy	Portfolio Manager	October 2015
III.	In section of the Prospectus entitled “How the Fund is Managed – Portfolio Managers,” the following professional biography for Mr. Shutoy is hereby added:

Vlad Shutoy is a Vice President and Portfolio Manager for QMA, working with the Non-US Core Equity team. His responsibilities include portfolio management, analysis and research. Prior to joining QMA, Vlad worked at Bloomberg, L.P. where he led a team responsible for building predictive equity models for top-tier institutional investors. Prior to that, he was a quantitative analyst at Goldman Sachs Asset Management QIS team developing proprietary equity models while building short-term trading strategies. Vlad also worked at ING Investment Management where he was focused on portfolio management of long-short equity while overseeing all quantitative investment processes. He earned a BS in Computer Engineering and a MS from New York University Tandon School of Engineering where he studied Computer Science and Financial Engineering.

IV.	In the section of the SAI entitled “Management & Advisory Arrangements/Additional Information About the Portfolio Managers – Other Accounts and Ownership of Fund Securities,” the following is hereby added to the table:
Portfolio Managers	Registered Investment Companies/Total Assets ($MM)	Other Pooled Investment Vehicles/Total Assets ($MM)	Other Accounts/Total Assets ($MM)	Ownership of Fund Securities
Vlad Shutoy	7/$2,954	10/$1,940	32/$9,361	None

Information above is as of June 30, 2015.

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